CONCENTRATIONS (Details Narrative) - Customer Concentration Risk [Member]	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Accounts Receivable [Member] | Four Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	97.00%
Accounts Receivable [Member] | Three Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		66.00%
Revenue Benchmark [Member] | Three Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		95.00%
Revenue Benchmark [Member] | Two Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	91.00%